Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Adaptive Risk Allocation Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 7.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	25,088,191	254,896,019
Total Alternative Strategies Funds (Cost $298,594,610)		254,896,019

Common Stocks 5.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc., Class A	19,651	3,325,735
Total Consumer Discretionary		3,325,735
Real Estate 5.0%
Equity Real Estate Investment Trusts (REITS) 5.0%
Alexandria Real Estate Equities, Inc.	54,648	8,185,177
American Homes 4 Rent, Class A	172,368	5,346,855
American Tower Corp.	17,986	3,561,408
AvalonBay Communities, Inc.	47,801	8,246,629
Brixmor Property Group, Inc.	273,930	6,201,775
Camden Property Trust	33,933	3,894,151
Centerspace	46,396	2,904,854
Equinix, Inc.	20,489	14,101,964
Equity LifeStyle Properties, Inc.	131,471	9,007,078
Extra Space Storage, Inc.	40,743	6,708,335
Federal Realty Investment Trust	53,936	5,759,286
First Industrial Realty Trust, Inc.	115,562	6,095,895
Gaming and Leisure Properties, Inc.	126,193	6,799,279
Healthpeak Properties, Inc.	105,999	2,550,336
Host Hotels & Resorts, Inc.	118,044	1,983,139
Invitation Homes, Inc.	242,896	7,592,929
Lamar Advertising Co., Class A	35,297	3,690,654
Life Storage, Inc.	77,856	9,383,205
Prologis, Inc.	226,474	27,946,892
Realty Income Corp.	101,956	6,520,086
Simon Property Group, Inc.	73,592	8,984,847
SITE Centers Corp.	151,483	2,025,328
Sun Communities, Inc.	38,585	5,523,057
Tanger Factory Outlet Centers, Inc.	208,804	3,944,308
Common Stocks (continued)
Issuer	Shares	Value ($)
UDR, Inc.	76,863	3,292,811
Welltower, Inc.	141,350	10,476,862
Total		180,727,140
Total Real Estate		180,727,140
Total Common Stocks (Cost $194,763,541)		184,052,875

Foreign Government Obligations(b),(c) 17.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.7%
Republic of Austria Government Bond(d)
10/20/2026	0.750%	EUR	33,938,000	33,070,789
05/23/2034	2.400%	EUR	12,278,000	11,931,891
Republic of Austria Government Bond(d),(e)
02/20/2030	0.000%	EUR	20,072,000	17,072,322
Total				62,075,002
Belgium 1.4%
Kingdom of Belgium Government Bond(d)
06/22/2031	1.000%	EUR	22,146,000	19,800,401
04/22/2033	1.250%	EUR	16,075,000	14,116,148
03/28/2035	5.000%	EUR	13,426,000	16,441,745
Total				50,358,294
China 1.2%
China Development Bank
07/18/2032	2.960%	CNY	110,000,000	15,680,318
China Government Bond
11/21/2029	3.130%	CNY	38,350,000	5,646,202
05/21/2030	2.680%	CNY	52,200,000	7,424,684
05/15/2032	2.760%	CNY	110,000,000	15,666,297
Total				44,417,501
France 2.0%
French Republic Government Bond OAT(d),(e)
11/25/2030	0.000%	EUR	41,936,000	35,242,083
11/25/2031	0.000%	EUR	9,799,000	7,970,232
French Republic Government Bond OAT(d)
05/25/2036	1.250%	EUR	25,317,000	20,901,147
05/25/2045	3.250%	EUR	9,583,464	9,859,574
Total				73,973,036
2	Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2023 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 2.0%
Italy Buoni Poliennali Del Tesoro(d)
05/01/2031	6.000%	EUR	39,808,000	47,544,177
02/01/2037	4.000%	EUR	24,378,000	24,410,179
Total				71,954,356
Japan 5.0%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	4,438,000,000	31,431,175
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	3,894,000,000	25,023,375
09/20/2041	0.500%	JPY	2,072,200,000	13,527,695
03/20/2042	0.800%	JPY	3,417,450,000	23,484,913
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,118,000,000	12,817,174
06/20/2051	0.700%	JPY	2,267,000,000	13,970,809
09/20/2051	0.700%	JPY	1,454,400,000	8,997,024
12/20/2051	0.700%	JPY	1,796,000,000	11,072,940
03/20/2052	1.000%	JPY	2,450,650,000	16,405,821
Japan Government Twenty-Year Bond
06/20/2042	0.900%	JPY	3,847,000,000	26,876,207
Total				183,607,133
Netherlands 1.9%
Netherlands Government Bond(d)
07/15/2026	0.500%	EUR	46,228,000	44,987,898
Netherlands Government Bond(d),(e)
07/15/2031	0.000%	EUR	27,200,000	22,635,746
Total				67,623,644
Spain 1.5%
Spain Government Bond(d)
10/31/2030	1.250%	EUR	9,979,000	9,019,182
07/30/2035	1.850%	EUR	18,340,000	15,750,510
07/30/2041	4.700%	EUR	7,234,000	8,399,312
Spain Government Bond
07/30/2032	5.750%	EUR	16,377,000	20,360,919
Total				53,529,923
United Kingdom 0.4%
United Kingdom Gilt(d)
10/22/2028	1.625%	GBP	10,885,000	11,735,993
01/22/2045	3.500%	GBP	3,257,133	3,546,922
Total				15,282,915
Total Foreign Government Obligations (Cost $814,648,172)				622,821,804

Inflation-Indexed Bonds(b) 12.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.4%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	4,622,937	3,080,226
08/21/2035	2.000%	AUD	3,723,509	2,616,858
08/21/2040	1.250%	AUD	2,283,339	1,414,816
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	10,969,286	7,892,572
Total				15,004,472
Canada 0.1%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	2,127,733	1,908,297
12/01/2036	3.000%	CAD	1,444,907	1,278,537
12/01/2041	2.000%	CAD	1,161,825	938,187
Total				4,125,021
France 1.3%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	18,298,153	19,904,608
07/25/2032	3.150%	EUR	9,960,346	13,216,016
French Republic Government Bond OAT(d)
07/25/2036	0.100%	EUR	5,075,548	4,969,931
07/25/2040	1.800%	EUR	7,182,667	8,907,432
Total				46,997,987
Germany 0.6%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	20,933,804	22,787,450
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	2,530,108	2,869,288
05/15/2028	1.300%	EUR	9,260,655	9,723,816
09/15/2035	2.350%	EUR	8,114,267	8,899,088
09/15/2041	2.550%	EUR	6,712,374	7,638,808
Total				29,131,000
Japan 0.4%
Japanese Government CPI-Linked Bond
03/10/2029	0.100%	JPY	1,701,309,750	12,884,146
Spain 0.5%
Spain Government Inflation-Linked Bond(d)
11/30/2030	1.000%	EUR	6,938,794	7,403,395
11/30/2033	0.700%	EUR	11,153,608	11,247,936
Total				18,651,331
Sweden 0.2%
Sweden Inflation-Linked Bond(d)
06/01/2032	0.125%	SEK	66,124,396	6,007,135

Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2023 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 3.2%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	14,974,971	17,932,068
03/22/2034	0.750%	GBP	14,656,332	18,420,487
11/22/2037	1.125%	GBP	12,000,123	15,713,116
03/22/2044	0.125%	GBP	14,120,297	15,121,689
11/22/2047	0.750%	GBP	11,275,160	13,611,098
03/22/2050	0.500%	GBP	7,388,719	8,360,329
03/22/2052	0.250%	GBP	11,117,990	11,847,366
11/22/2056	0.125%	GBP	8,570,419	8,712,471
11/22/2065	0.125%	GBP	4,981,946	5,074,050
03/22/2068	0.125%	GBP	3,732,451	3,753,200
Total				118,545,874
United States 4.5%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		26,231,762	24,830,383
01/15/2028	0.500%		18,959,453	17,902,890
01/15/2029	0.875%		24,823,695	23,773,152
07/15/2029	0.250%		22,176,814	20,446,145
07/15/2030	0.125%		18,433,463	16,653,510
04/15/2032	3.375%		13,356,735	15,354,562
02/15/2042	0.750%		10,933,491	9,338,740
02/15/2043	0.625%		10,429,343	8,600,097
02/15/2045	0.750%		11,107,729	9,238,850
02/15/2048	1.000%		10,356,720	8,939,260
02/15/2050	0.250%		12,179,236	8,552,067
Total				163,629,656
Total Inflation-Indexed Bonds (Cost $557,928,023)				437,764,072

Multi-Asset/Tactical Strategies Funds 0.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	141,672	1,068,210
Columbia Solutions Conservative Portfolio(a)	704,777	6,082,221
Total Multi-Asset/Tactical Strategies Funds (Cost $8,965,032)		7,150,431

Residential Mortgage-Backed Securities - Agency 7.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(f)
03/21/2053	3.000%	34,350,000	30,660,730
03/21/2053	3.500%	34,550,000	31,746,861
03/21/2053	4.000%	17,520,000	16,551,609
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(f)
03/16/2038	2.500%	15,148,328	13,813,382
03/16/2038- 03/13/2053	3.000%	73,300,000	65,147,953
03/13/2053	3.500%	43,300,000	39,413,148
03/13/2053	4.000%	39,340,000	36,924,278
03/13/2053	4.500%	34,300,000	33,045,906
Total Residential Mortgage-Backed Securities - Agency (Cost $271,840,215)			267,303,867

U.S. Treasury Obligations 18.4%

U.S. Treasury
10/31/2026	1.125%	43,400,000	38,659,906
06/30/2028	1.250%	33,248,000	28,650,425
09/30/2028	1.250%	112,965,800	96,753,443
10/31/2028	1.375%	74,000,000	63,720,937
11/30/2028	1.500%	140,310,000	121,510,653
04/30/2029	2.875%	97,447,000	90,838,875
05/15/2029	2.375%	28,507,000	25,794,381
08/15/2029	1.625%	28,483,500	24,618,200
08/15/2030	0.625%	26,810,000	21,083,552
02/15/2031	1.125%	24,922,000	20,280,278
08/15/2031	1.250%	146,295,000	118,613,243
11/15/2031	1.375%	26,522,000	21,590,566
Total U.S. Treasury Obligations (Cost $780,232,156)			672,114,459

Money Market Funds 33.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(a),(g)	1,220,136,236	1,219,648,182
Total Money Market Funds (Cost $1,219,625,120)		1,219,648,182
Total Investments in Securities (Cost: $4,146,596,869)		3,665,751,709
Other Assets & Liabilities, Net		(16,628,831)
Net Assets		3,649,122,878

At February 28, 2023, securities and/or cash totaling $192,584,990 were pledged as collateral.
4	Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
48,515,000 CHF	53,508,109 USD	Citi	03/17/2023	1,906,952	—
68,622,000 CNY	10,201,739 USD	Citi	03/17/2023	302,349	—
641,270,296 EUR	704,614,362 USD	Citi	03/17/2023	25,691,880	—
75,356,000 HKD	9,627,453 USD	Citi	03/17/2023	19,769	—
382,998,000 SEK	36,907,002 USD	Citi	03/17/2023	288,863	—
34,909,218 USD	32,522,000 EUR	Citi	03/17/2023	—	(477,689)
133,176 USD	2,489,000 MXN	Citi	03/17/2023	2,452	—
19,278,614 USD	199,132,000 SEK	Citi	03/17/2023	—	(239,759)
10,396,000 NOK	1,045,432 USD	Goldman Sachs International	03/17/2023	43,518	—
18,423,400 USD	189,586,000 NOK	Goldman Sachs International	03/17/2023	—	(152,072)
4,589,000 EUR	5,042,678 USD	HSBC	03/17/2023	184,235	—
38,434,714,280 JPY	301,285,691 USD	HSBC	03/17/2023	18,365,145	—
204,000 NZD	132,744 USD	HSBC	03/17/2023	6,608	—
5,894,000 SGD	4,506,278 USD	HSBC	03/17/2023	133,598	—
13,870,000 ZAR	813,585 USD	HSBC	03/17/2023	59,375	—
250,029,000 CNY	37,181,798 USD	Standard Chartered	03/17/2023	1,112,685	—
64,065,000 AUD	45,645,031 USD	UBS	03/17/2023	2,510,387	—
5,962,000 CAD	4,485,972 USD	UBS	03/17/2023	115,981	—
65,378,000 DKK	9,621,628 USD	UBS	03/17/2023	320,846	—
172,261,265 GBP	212,197,970 USD	UBS	03/17/2023	4,933,216	—
19,079,300 USD	25,357,000 CAD	UBS	03/17/2023	—	(493,280)
1,642,826 USD	1,369,000 GBP	UBS	03/17/2023	4,355	—
1,195,557 USD	985,000 GBP	UBS	03/17/2023	—	(10,405)
19,142,599 USD	29,431,000 NZD	UBS	03/17/2023	—	(944,971)
Total				56,002,214	(2,318,176)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	278	03/2023	AUD	32,709,544	—	(881,003)
Euro-Bobl	89	03/2023	EUR	10,251,020	—	(396,150)
Euro-BTP	319	03/2023	EUR	35,948,110	—	(1,458,488)
Euro-Bund	248	03/2023	EUR	32,961,680	—	(2,247,843)
Euro-Buxl 30-Year	43	03/2023	EUR	5,774,040	—	(1,224,340)
Euro-OAT	144	03/2023	EUR	18,388,800	—	(1,328,005)
Long Gilt	557	06/2023	GBP	55,677,720	—	(581,213)
MSCI EAFE Index	3,267	03/2023	USD	334,312,110	—	(11,506,074)
MSCI Emerging Markets Index	3,986	03/2023	USD	191,905,970	—	(9,306,067)
Russell 2000 Index E-mini	577	03/2023	USD	54,789,035	2,537,296	—
S&P 500 Index E-mini	3,837	03/2023	USD	762,699,675	—	(15,508,308)
S&P/TSX 60 Index	70	03/2023	CAD	17,032,400	78,898	—
S&P/TSX 60 Index	154	03/2023	CAD	37,471,280	—	(845,052)
U.S. Treasury 10-Year Note	1,107	06/2023	USD	123,603,469	101,787	—
U.S. Treasury Ultra 10-Year Note	2,506	06/2023	USD	293,671,875	—	(334,476)
Total					2,717,981	(45,617,019)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(102)	06/2023	CAD	(12,390,960)	—	(33,277)
FTSE 100 Index	(762)	03/2023	GBP	(59,904,630)	—	(1,055,792)
Japanese 10-Year Government Bond	(52)	03/2023	JPY	(7,625,800,000)	—	(135,226)
TOPIX Index	(250)	03/2023	JPY	(4,987,500,000)	—	(232,159)
Total					—	(1,456,454)

Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2023 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	2.405	USD	245,822,000	959,134	—	—	959,134	—
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	2.405	USD	25,000,000	(62,160)	—	—	—	(62,160)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	4.596	USD	128,906,000	8,657,897	—	—	8,657,897	—
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	4.596	USD	334,700,000	(579,769)	—	—	—	(579,769)
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	0.758	USD	59,643,000	653,411	—	—	653,411	—
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	0.758	USD	337,700,000	(20,990)	—	—	—	(20,990)
Total								9,607,523	—	—	10,270,442	(662,919)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	164,977,710	245,490,317	(78,592,816)	(76,979,192)	254,896,019	—	6,446,544	36,801,805	25,088,191
Columbia Short-Term Cash Fund, 4.748%
	1,466,080,213	2,273,310,777	(2,519,909,310)	166,502	1,219,648,182	—	(110,461)	34,981,595	1,220,136,236
Columbia Solutions Aggressive Portfolio
	1,162,360	94,688	—	(188,838)	1,068,210	—	—	94,688	141,672
Columbia Solutions Conservative Portfolio
	6,313,677	295,609	—	(527,065)	6,082,221	—	—	295,609	704,777
Total	1,638,533,960			(77,528,593)	1,481,694,632	—	6,336,083	72,173,697

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $631,561,500, which represents 17.31% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2023.
Abbreviation Legend
TBA	To Be Announced
6	Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2023 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Risk Allocation Fund | Third Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT214_05_N01_(04/23)